Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital [Member]	Treasury shares [Member]	Capital reserves [Member]	Legal [Member]	Statutory [Member]	Additional paid-in capital [Member]	Other comprehensive income [Member] [1]	Retained earnings [Member]	Equity attributable to shareholders of the parent [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2017	R$ 59,100,000	R$ (440,514)	R$ 35,973	R$ 7,540,016	R$ 41,941,211	R$ 70,496	R$ 2,483,199	R$ 4,536,236	R$ 115,266,617	R$ 289,873	R$ 115,556,490
Net income								16,583,915	16,583,915	164,524	16,748,439
Financial assets at fair value through other comprehensive income							(296,915)		(296,915)		(296,915)
Foreign currency translation adjustment							113,198		113,198		113,198
Other							(92,764)		(92,764)		(92,764)
Comprehensive income							(276,481)	16,583,915	16,307,434	164,524	16,471,958
Increase of non-controlling shareholders' interest										2,265	2,265
Capital increase with reserves	8,000,000				(8,000,000)
Transfers to reserves				954,247	10,832,110			(11,786,357)
Interest on equity and dividends								(7,298,596)	(7,298,596)	(55,997)	(7,354,593)
Balance at Dec. 31, 2018	67,100,000	(440,514)	35,973	8,494,263	44,773,321	70,496	2,206,718	2,035,198	124,275,455	400,665	124,676,120
Net income								21,023,023	21,023,023	150,184	21,173,207
Financial assets at fair value through other comprehensive income							5,795,435		5,795,435		5,795,435
Foreign currency translation adjustment							73,867		73,867		73,867
Other							(204,538)		(204,538)		(204,538)
Comprehensive income							5,664,764	21,023,023	26,687,787	150,184	26,837,971
Increase of non-controlling shareholders' interest										8,750	8,750
Capital increase with reserves	8,000,000				(8,000,000)
Transfers to reserves				1,129,131	13,589,708			(14,718,839)
Interest on equity and dividends					(8,000,000)			(7,863,776)	(15,863,776)	(115,491)	(15,979,267)
Balance at Dec. 31, 2019	75,100,000	(440,514)	35,973	9,623,394	42,363,029	70,496	7,871,482	475,606	135,099,466	444,108	135,543,574
Net income								15,836,862	15,836,862	197,099	16,033,961
Financial assets at fair value through other comprehensive income							17,591		17,591		17,591
Foreign currency translation adjustment							235,863		235,863		235,863
Other							(21,593)		(21,593)		(21,593)
Comprehensive income							231,861	15,836,862	16,068,723	197,099	16,265,822
Increase of non-controlling shareholders' interest										(3,598)	(3,598)
Capital increase with reserves	4,000,000				(4,000,000)
Transfers to reserves				827,328	10,171,278			(10,998,606)
Interest on equity and dividends								(5,547,971)	(5,547,971)	(140,453)	(5,688,424)
Balance at Dec. 31, 2020	R$ 79,100,000	R$ (440,514)	R$ 35,973	R$ 10,450,722	R$ 48,534,307	R$ 70,496	R$ 8,103,343	R$ (234,109)	R$ 145,620,218	R$ 497,156	R$ 146,117,374

[1]	Mainly composed of financial assets at fair value through other comprehensive income and gains and losses with cash flow hedge and foreign investment.